UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
The AES Corp.	1.7
Euronet Worldwide, Inc.	1.7
Electronic Arts, Inc.	1.7
FleetCor Technologies, Inc.	1.7
Activision Blizzard, Inc.	1.4
Akamai Technologies, Inc.	1.4
The New York Times Co. Class A	1.2
Nomad Foods Ltd.	1.1
Jacobs Engineering Group, Inc.	1.1
Jazz Pharmaceuticals PLC	1.1
14.1

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	16.0
Financials	16.0
Industrials	13.2
Health Care	12.8
Consumer Discretionary	8.2

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stocks	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 18.9%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 5.8%
Entertainment - 3.5%
Activision Blizzard, Inc.	552,240	$26,065,728
Electronic Arts, Inc. (a)	307,410	31,128,337
Lions Gate Entertainment Corp.:
Class A (b)	429,275	5,258,619
Class B	109,350	1,269,554
		63,722,238
Media - 2.3%
Interpublic Group of Companies, Inc.	625,094	14,120,873
News Corp. Class A	164,000	2,212,360
Omnicom Group, Inc.	43,300	3,548,435
The New York Times Co. Class A (b)	666,410	21,738,294
		41,619,962

TOTAL COMMUNICATION SERVICES		105,342,200

CONSUMER DISCRETIONARY - 8.2%
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	143,100	5,160,186
Darden Restaurants, Inc.	39,600	4,820,508
Dine Brands Global, Inc. (b)	151,140	14,429,336
Eldorado Resorts, Inc. (a)	82,849	3,816,853
Hilton Grand Vacations, Inc. (a)	254,900	8,110,918
Jubilant Foodworks Ltd.	37,096	663,343
Penn National Gaming, Inc. (a)	54,906	1,057,490
The Restaurant Group PLC	139,333	233,215
U.S. Foods Holding Corp. (a)	458,600	16,399,536
Wyndham Hotels & Resorts, Inc.	242,878	13,538,020
		68,229,405
Household Durables - 0.4%
iRobot Corp. (a)	15,927	1,459,550
Mohawk Industries, Inc. (a)	100	14,747
Toll Brothers, Inc.	173,300	6,346,246
		7,820,543
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	24,900	4,219,305
Naspers Ltd. Class N	7,600	1,839,582
		6,058,887
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	20,200	979,882
Media - 0.0%
China Literature Ltd. (a)(c)	118	556
MultiChoice Group Ltd. (a)	9,400	89,408
		89,964
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	141,700	15,217,163
Specialty Retail - 0.7%
CarMax, Inc. (a)	678	58,871
IAA Spinco, Inc. (a)	49,592	1,923,178
Party City Holdco, Inc. (a)(b)	607,500	4,452,975
Williams-Sonoma, Inc. (b)	108,800	7,072,000
		13,507,024
Textiles, Apparel & Luxury Goods - 2.1%
Capri Holdings Ltd. (a)	159,620	5,535,622
Deckers Outdoor Corp. (a)	98,575	17,346,243
G-III Apparel Group Ltd. (a)	66,886	1,967,786
PVH Corp.	133,400	12,624,976
		37,474,627

TOTAL CONSUMER DISCRETIONARY		149,377,495

CONSUMER STAPLES - 5.3%
Beverages - 0.3%
C&C Group PLC	1,241,965	5,521,852
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	275,412	11,024,742
Sprouts Farmers Market LLC (a)	231,554	4,374,055
		15,398,797
Food Products - 3.5%
Conagra Brands, Inc.	434,515	11,523,338
Ezaki Glico Co. Ltd.	136,300	6,068,172
Ingredion, Inc.	10,149	837,191
Nomad Foods Ltd. (a)	957,100	20,443,656
Post Holdings, Inc. (a)	87,800	9,128,566
TreeHouse Foods, Inc. (a)	289,000	15,634,900
		63,635,823
Household Products - 0.6%
Essity AB Class B	201,800	6,202,110
Spectrum Brands Holdings, Inc.	92,200	4,957,594
		11,159,704

TOTAL CONSUMER STAPLES		95,716,176

ENERGY - 6.0%
Energy Equipment & Services - 1.6%
Baker Hughes, a GE Co. Class A	373,100	9,189,453
Dril-Quip, Inc. (a)	41,500	1,992,000
Ensco PLC Class A	2,650	22,605
Halliburton Co.	136,500	3,104,010
Helmerich & Payne, Inc.	23,800	1,204,756
Nabors Industries Ltd.	1,474,972	4,277,419
Oceaneering International, Inc. (a)	338,300	6,897,937
Precision Drilling Corp. (a)	1,435,900	2,697,349
Superior Energy Services, Inc. (a)	5,100	6,630
		29,392,159
Oil, Gas & Consumable Fuels - 4.4%
Berry Petroleum Corp.	362,333	3,840,730
Cabot Oil & Gas Corp.	124,700	2,863,112
Cheniere Energy, Inc. (a)	248,400	17,002,980
Cimarex Energy Co.	70,047	4,155,889
Continental Resources, Inc. (a)	35,200	1,481,568
Devon Energy Corp.	166,800	4,757,136
Encana Corp. (b)	1,661,142	8,521,658
Noble Energy, Inc.	518,910	11,623,584
Oasis Petroleum, Inc. (a)(b)	414,044	2,351,770
Par Pacific Holdings, Inc. (a)	244,900	5,025,348
Southwestern Energy Co. (a)	391,600	1,237,456
Suncor Energy, Inc.	192,200	5,995,472
The Williams Companies, Inc.	78,800	2,209,552
Whiting Petroleum Corp. (a)	66,800	1,247,824
World Fuel Services Corp.	169,500	6,095,220
		78,409,299

TOTAL ENERGY		107,801,458

FINANCIALS - 16.0%
Banks - 8.3%
Banco Comercial Portugues SA (Reg.)	19,617,200	6,065,197
Bank OZK	178,800	5,380,092
BankUnited, Inc.	120,935	4,080,347
Boston Private Financial Holdings, Inc.	599,567	7,236,774
CaixaBank SA	479,600	1,375,497
CIT Group, Inc.	247,800	13,019,412
Commerce Bancshares, Inc.	57,801	3,448,408
CVB Financial Corp.	281,651	5,923,121
East West Bancorp, Inc.	24,900	1,164,573
First Horizon National Corp.	657,300	9,813,489
First Republic Bank	26,300	2,568,195
FNB Corp., Pennsylvania	199,900	2,352,823
Great Western Bancorp, Inc.	46,500	1,660,980
Hanmi Financial Corp.	141,811	3,158,131
Heartland Financial U.S.A., Inc.	17,800	796,194
Huntington Bancshares, Inc.	1,396,457	19,299,036
Investors Bancorp, Inc.	275,000	3,066,250
KeyCorp	219,900	3,903,225
Lakeland Financial Corp.	19,729	923,909
M&T Bank Corp.	71,100	12,091,977
PacWest Bancorp	192,200	7,463,126
Prosperity Bancshares, Inc.	25,100	1,657,855
Signature Bank	71,600	8,652,144
Societe Generale Series A	19,115	482,451
TCF Financial Corp.	370,853	7,710,034
UMB Financial Corp.	93,800	6,173,916
Union Bankshares Corp.	166,900	5,896,577
Univest Corp. of Pennsylvania	18,400	483,184
Valley National Bancorp	143,500	1,546,930
Wintrust Financial Corp.	26,300	1,924,108
		149,317,955
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	21,400	1,971,796
Ameriprise Financial, Inc.	34,387	4,991,617
Cboe Global Markets, Inc.	25,800	2,673,654
CRISIL Ltd.	23,326	503,310
E*TRADE Financial Corp.	121,000	5,396,600
Invesco Ltd.	114,500	2,342,670
Legg Mason, Inc.	69,000	2,641,320
Moody's Corp.	35,600	6,953,036
OM Asset Management Ltd.	20,801	237,339
Raymond James Financial, Inc.	70,824	5,988,169
Stifel Financial Corp.	91,800	5,421,708
		39,121,219
Consumer Finance - 1.1%
Capital One Financial Corp.	62,000	5,625,880
OneMain Holdings, Inc.	50,700	1,714,167
Synchrony Financial	388,800	13,479,696
		20,819,743
Insurance - 3.6%
AFLAC, Inc.	93,800	5,141,178
Alleghany Corp. (a)	4,600	3,133,106
Bajaj Finserv Ltd.	13,488	1,667,592
Chubb Ltd.	37,693	5,551,802
Direct Line Insurance Group PLC	307,874	1,297,287
Hiscox Ltd.	369,176	7,932,689
Hyundai Fire & Marine Insurance Co. Ltd.	66,002	1,622,631
Primerica, Inc.	116,858	14,017,117
Principal Financial Group, Inc.	293,700	17,011,104
Reinsurance Group of America, Inc.	49,591	7,737,684
		65,112,190
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd. (a)	258,629	12,152,977
Housing Development Finance Corp. Ltd.	72,026	2,289,894
		14,442,871

TOTAL FINANCIALS		288,813,978

HEALTH CARE - 12.8%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	149,300	19,555,314
Amgen, Inc.	33,300	6,136,524
Argenx SE ADR (a)	6,100	863,638
Regeneron Pharmaceuticals, Inc. (a)	27,700	8,670,100
Sarepta Therapeutics, Inc. (a)	46,300	7,035,285
		42,260,861
Health Care Equipment & Supplies - 5.5%
Boston Scientific Corp. (a)	163,010	7,006,170
ConvaTec Group PLC (c)	1,079,799	1,999,342
ConvaTec Group PLC ADR	187,500	1,333,125
Dentsply Sirona, Inc.	175,500	10,242,180
Hill-Rom Holdings, Inc.	56,100	5,869,182
Hologic, Inc. (a)	224,800	10,794,896
Medtronic PLC	157,300	15,319,447
ResMed, Inc.	39,427	4,811,277
St.Shine Optical Co. Ltd.	119,000	2,116,563
STERIS PLC	79,500	11,835,960
The Cooper Companies, Inc.	24,839	8,368,011
Zimmer Biomet Holdings, Inc.	158,800	18,697,112
		98,393,265
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	21,155	996,401
Centene Corp. (a)	48,200	2,527,608
Cigna Corp.	23,700	3,733,935
Covetrus, Inc. (a)	26,160	639,874
HCA Holdings, Inc.	76,855	10,388,490
Henry Schein, Inc. (a)	65,400	4,571,460
Spire Healthcare Group PLC (c)	719,329	1,093,474
Universal Health Services, Inc. Class B	81,600	10,639,824
		34,591,066
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	400	56,760
Thermo Fisher Scientific, Inc.	32,630	9,582,778
		9,639,538
Pharmaceuticals - 2.6%
Allergan PLC	29,600	4,955,928
Amneal Pharmaceuticals, Inc. (a)	143,246	1,027,074
Jazz Pharmaceuticals PLC (a)	138,266	19,711,201
Nektar Therapeutics (a)	38,900	1,384,062
Perrigo Co. PLC	305,700	14,557,434
Shionogi & Co. Ltd.	10,200	587,412
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	515,282	4,756,053
Theravance Biopharma, Inc. (a)	3,783	61,776
		47,040,940

TOTAL HEALTH CARE		231,925,670

INDUSTRIALS - 13.2%
Aerospace & Defense - 0.0%
MTU Aero Engines Holdings AG	1,700	404,978
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	38,200	3,222,170
XPO Logistics, Inc. (a)	988	57,116
		3,279,286
Airlines - 1.0%
Allegiant Travel Co.	52,200	7,490,700
Copa Holdings SA Class A	17,700	1,726,989
Spirit Airlines, Inc. (a)	198,045	9,452,688
		18,670,377
Building Products - 0.7%
Johnson Controls International PLC	282,271	11,660,615
Lennox International, Inc.	1,489	409,475
		12,070,090
Commercial Services & Supplies - 1.2%
HNI Corp.	12,700	449,326
KAR Auction Services, Inc.	49,592	1,239,800
Knoll, Inc.	320,863	7,373,432
Stericycle, Inc. (a)	280,500	13,393,875
		22,456,433
Construction & Engineering - 2.5%
Dycom Industries, Inc. (a)	199,442	11,741,151
Fluor Corp.	365,200	12,303,588
Jacobs Engineering Group, Inc.	242,186	20,438,077
		44,482,816
Electrical Equipment - 2.3%
Acuity Brands, Inc.	7,400	1,020,534
AMETEK, Inc.	46,700	4,242,228
Generac Holdings, Inc. (a)	104,700	7,267,227
Hubbell, Inc. Class B	79,700	10,392,880
Regal Beloit Corp.	236,102	19,291,894
		42,214,763
Industrial Conglomerates - 1.3%
ITT, Inc.	259,359	16,982,827
Smiths Group PLC	339,500	6,747,467
		23,730,294
Machinery - 2.7%
Allison Transmission Holdings, Inc.	63,100	2,924,685
Flowserve Corp.	165,700	8,730,733
Ingersoll-Rand PLC	108,672	13,765,482
KION Group AG	32,900	2,074,043
Rexnord Corp. (a)	502,395	15,182,377
Wabtec Corp. (b)	87,340	6,267,518
		48,944,838
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	10,300	941,523
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	288,800	11,632,864
Univar, Inc. (a)	418,800	9,230,352
WESCO International, Inc. (a)	26,400	1,337,160
		22,200,376

TOTAL INDUSTRIALS		239,395,774

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.0%
F5 Networks, Inc. (a)	78,955	11,498,217
Nokia Corp. sponsored ADR (b)	1,456,600	7,297,566
		18,795,783
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	600	57,564
Avnet, Inc.	227,037	10,277,965
CDW Corp.	103,351	11,471,961
Keysight Technologies, Inc. (a)	8,447	758,625
Samsung SDI Co. Ltd.	21,720	4,438,858
TE Connectivity Ltd.	90,930	8,709,275
		35,714,248
IT Services - 10.1%
Akamai Technologies, Inc. (a)	317,637	25,455,429
Carbonite, Inc. (a)	277,118	7,216,153
Cognizant Technology Solutions Corp. Class A	130,150	8,250,209
Conduent, Inc. (a)	732,263	7,022,402
EPAM Systems, Inc. (a)	47,100	8,153,010
Euronet Worldwide, Inc. (a)	185,691	31,240,654
FleetCor Technologies, Inc. (a)	106,864	30,012,754
Genpact Ltd.	463,743	17,663,971
Global Payments, Inc.	22,400	3,586,912
GoDaddy, Inc. (a)	59,200	4,152,880
Indra Sistemas SA (a)	276,400	2,794,078
KBR, Inc.	286,800	7,152,792
Leidos Holdings, Inc.	18,600	1,485,210
PayPal Holdings, Inc. (a)	50,000	5,723,000
Sabre Corp.	66,700	1,480,740
Total System Services, Inc.	61,947	7,945,942
Visa, Inc. Class A	71,700	12,443,535
		181,779,671
Semiconductors & Semiconductor Equipment - 2.4%
Marvell Technology Group Ltd.	487,600	11,639,012
NXP Semiconductors NV	100,900	9,848,849
Qualcomm, Inc.	184,600	14,042,522
Semtech Corp. (a)	105,219	5,055,773
Versum Materials, Inc.	60,600	3,125,748
		43,711,904
Software - 0.5%
Black Knight, Inc. (a)	40,500	2,436,075
CDK Global, Inc.	137,500	6,798,000
		9,234,075

TOTAL INFORMATION TECHNOLOGY		289,235,681

MATERIALS - 7.2%
Chemicals - 3.9%
Ashland Global Holdings, Inc.	42,157	3,371,295
Cabot Corp.	97,000	4,627,870
CF Industries Holdings, Inc.	95,010	4,437,917
Element Solutions, Inc. (a)	874,200	9,039,228
Innospec, Inc.	32,137	2,932,180
LG Chemical Ltd.	15,274	4,678,960
Orion Engineered Carbons SA	200,000	4,282,000
The Chemours Co. LLC	537,400	12,897,600
The Mosaic Co.	631,300	15,801,439
W.R. Grace & Co.	110,163	8,384,506
		70,452,995
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	24,400	5,614,684
nVent Electric PLC	30,100	746,179
Taiheiyo Cement Corp.	49,600	1,499,754
		7,860,617
Containers & Packaging - 1.8%
Aptargroup, Inc.	42,400	5,272,016
Avery Dennison Corp.	79,900	9,242,832
Crown Holdings, Inc. (a)	285,800	17,462,380
		31,977,228
Metals & Mining - 1.1%
B2Gold Corp. (a)	2,127,500	6,465,923
Barrick Gold Corp.	310,537	4,897,168
First Quantum Minerals Ltd.	207,000	1,966,385
Guyana Goldfields, Inc. (a)	193,800	152,429
Pan American Silver Corp. rights (a)(d)	339,900	3
Torex Gold Resources, Inc. (a)	582,000	5,981,994
		19,463,902

TOTAL MATERIALS		129,754,742

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	29,700	4,190,373
Corporate Office Properties Trust (SBI)	104,000	2,742,480
Hibernia (REIT) PLC	1,501,157	2,475,100
Highwoods Properties, Inc. (SBI)	121,200	5,005,560
National Retail Properties, Inc.	170,700	9,048,807
Outfront Media, Inc.	93,200	2,403,628
Realty Income Corp.	129,800	8,952,306
Safestore Holdings PLC	822,599	6,408,987
Store Capital Corp.	180,292	5,983,891
Urban Edge Properties	256,900	4,452,077
VEREIT, Inc.	205,800	1,854,258
		53,517,467
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	94,391	4,842,258
LEG Immobilien AG	21,100	2,380,087
Sino Land Ltd.	36,872	61,833
Tai Cheung Holdings Ltd.	492,000	499,451
Wing Tai Holdings Ltd.	1,027,000	1,571,242
		9,354,871

TOTAL REAL ESTATE		62,872,338

UTILITIES - 2.8%
Electric Utilities - 1.1%
Exelon Corp.	92,300	4,424,862
Vistra Energy Corp.	682,834	15,459,362
		19,884,224
Independent Power and Renewable Electricity Producers - 1.7%
The AES Corp.	1,869,400	31,331,140

TOTAL UTILITIES		51,215,364

TOTAL COMMON STOCKS
(Cost $1,419,210,228)		1,751,450,876

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.42% (e)	60,956,869	60,969,060
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	18,357,174	18,359,010
TOTAL MONEY MARKET FUNDS
(Cost $79,325,581)		79,328,070
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,498,535,809)		1,830,778,946
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(21,678,268)
NET ASSETS - 100%		$1,809,100,678

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,093,372 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$963,072
Fidelity Securities Lending Cash Central Fund	35,438
Total	$998,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$105,342,200	$105,342,200	$--	$--
Consumer Discretionary	149,377,495	147,537,913	1,839,582	--
Consumer Staples	95,716,176	95,716,176	--	--
Energy	107,801,458	107,801,458	--	--
Financials	288,813,978	286,956,030	1,857,948	--
Health Care	231,925,670	231,925,670	--	--
Industrials	239,395,774	239,395,774	--	--
Information Technology	289,235,681	289,235,681	--	--
Materials	129,754,742	129,754,739	--	3
Real Estate	62,872,338	62,872,338	--	--
Utilities	51,215,364	51,215,364	--	--
Money Market Funds	79,328,070	79,328,070	--	--
Total Investments in Securities:	$1,830,778,946	$1,827,081,413	$3,697,530	$3

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.1%
Ireland	5.6%
Bermuda	3.0%
Canada	2.4%
British Virgin Islands	1.4%
United Kingdom	1.2%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,330,924) — See accompanying schedule: Unaffiliated issuers (cost $1,419,210,228)	$1,751,450,876
Fidelity Central Funds (cost $79,325,581)	79,328,070
Total Investment in Securities (cost $1,498,535,809)		$1,830,778,946
Foreign currency held at value (cost $28,874)		28,874
Receivable for investments sold		1,155,754
Receivable for fund shares sold		507,245
Dividends receivable		1,495,480
Distributions receivable from Fidelity Central Funds		138,296
Other receivables		11,507
Total assets		1,834,116,102
Liabilities
Payable to custodian bank	$6,005
Payable for investments purchased	2,329,502
Payable for fund shares redeemed	2,781,123
Accrued management fee	795,783
Distribution and service plan fees payable	362,448
Other affiliated payables	340,718
Other payables and accrued expenses	37,430
Collateral on securities loaned	18,362,415
Total liabilities		25,015,424
Net Assets		$1,809,100,678
Net Assets consist of:
Paid in capital		$1,449,545,761
Total distributable earnings (loss)		359,554,917
Net Assets		$1,809,100,678
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($669,460,423 ÷ 36,208,693 shares)(a)		$18.49
Maximum offering price per share (100/94.25 of $18.49)		$19.62
Class M:
Net Asset Value and redemption price per share ($319,001,746 ÷ 17,764,179 shares)(a)		$17.96
Maximum offering price per share (100/96.50 of $17.96)		$18.61
Class C:
Net Asset Value and offering price per share ($116,220,524 ÷ 7,218,260 shares)(a)		$16.10
Class I:
Net Asset Value, offering price and redemption price per share ($655,247,132 ÷ 34,227,382 shares)		$19.14
Class Z:
Net Asset Value, offering price and redemption price per share ($49,170,853 ÷ 2,567,061 shares)		$19.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$13,947,759
Income from Fidelity Central Funds (including $35,438 from security lending)		998,510
Total income		14,946,269
Expenses
Management fee	$5,319,860
Transfer agent fees	1,890,399
Distribution and service plan fees	2,336,531
Accounting and security lending fees	303,270
Custodian fees and expenses	17,588
Independent trustees' fees and expenses	4,936
Registration fees	52,270
Audit	40,197
Legal	2,492
Miscellaneous	9,223
Total expenses before reductions	9,976,766
Expense reductions	(72,596)
Total expenses after reductions		9,904,170
Net investment income (loss)		5,042,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,006,470
Fidelity Central Funds	1,274
Foreign currency transactions	9,066
Total net realized gain (loss)		29,016,810
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	305,282,894
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	1,876
Total change in net unrealized appreciation (depreciation)		305,284,771
Net gain (loss)		334,301,581
Net increase (decrease) in net assets resulting from operations		$339,343,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,042,099	$6,573,704
Net realized gain (loss)	29,016,810	248,602,275
Change in net unrealized appreciation (depreciation)	305,284,771	(617,045,236)
Net increase (decrease) in net assets resulting from operations	339,343,680	(361,869,257)
Distributions to shareholders	(65,390,208)	(205,247,641)
Share transactions - net increase (decrease)	(442,951,321)	(95,766,671)
Total increase (decrease) in net assets	(168,997,849)	(662,883,569)
Net Assets
Beginning of period	1,978,098,527	2,640,982,096
End of period	$1,809,100,678	$1,978,098,527

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mid Cap II Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.21	$20.94	$18.78	$17.64	$18.83	$20.78
Income from Investment Operations
Net investment income (loss)A	.04	.04	.06	.04	.01	(.02)
Net realized and unrealized gain (loss)	2.78	(3.06)	3.69	1.99	(.36)	1.13
Total from investment operations	2.82	(3.02)	3.75	2.03	(.35)	1.11
Distributions from net investment income	–	(.04)	(.05)	(.04)	–	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)	(3.06)
Total distributions	(.54)	(1.71)	(1.59)	(.89)B	(.84)	(3.06)
Net asset value, end of period	$18.49	$16.21	$20.94	$18.78	$17.64	$18.83
Total ReturnC,D,E	17.60%	(15.10)%	20.25%	11.59%	(1.85)%	5.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.05%	1.07%	1.06%	1.07%
Expenses net of fee waivers, if any	1.04%H	1.04%	1.05%	1.06%	1.05%	1.07%
Expenses net of all reductions	1.04%H	1.03%	1.05%	1.06%	1.05%	1.06%
Net investment income (loss)	.48%H	.21%	.31%	.24%	.06%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$669,460	$552,289	$714,876	$778,567	$827,590	$944,824
Portfolio turnover rateI	22%H	49%	37%	29%	27%	144%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.842 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$20.43	$18.37	$17.28	$18.50	$20.52
Income from Investment Operations
Net investment income (loss)A	.02	(.01)	.02	–B	(.03)	(.07)
Net realized and unrealized gain (loss)	2.70	(2.97)	3.59	1.94	(.35)	1.11
Total from investment operations	2.72	(2.98)	3.61	1.94	(.38)	1.04
Distributions from net investment income	–	–B	(.01)	–B	–	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)	(3.06)
Total distributions	(.54)	(1.67)	(1.55)	(.85)C	(.84)	(3.06)
Net asset value, end of period	$17.96	$15.78	$20.43	$18.37	$17.28	$18.50
Total ReturnD,E,F	17.44%	(15.26)%	19.91%	11.32%	(2.04)%	5.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%I	1.28%	1.29%	1.30%	1.29%	1.30%
Expenses net of fee waivers, if any	1.28%I	1.28%	1.29%	1.30%	1.29%	1.30%
Expenses net of all reductions	1.27%I	1.27%	1.28%	1.29%	1.29%	1.29%
Net investment income (loss)	.24%I	(.03)%	.08%	.01%	(.17)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$319,002	$285,590	$375,688	$374,184	$384,755	$429,512
Portfolio turnover rateJ	22%I	49%	37%	29%	27%	144%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.23	$18.70	$17.01	$16.14	$17.43	$19.61
Income from Investment Operations
Net investment income (loss)A	(.02)	(.10)	(.08)	(.08)	(.12)	(.16)
Net realized and unrealized gain (loss)	2.43	(2.70)	3.31	1.79	(.33)	1.04
Total from investment operations	2.41	(2.80)	3.23	1.71	(.45)	.88
Distributions from net investment income	–	–B	–	–	–	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)	(3.06)
Total distributions	(.54)	(1.67)	(1.54)	(.84)	(.84)	(3.06)
Net asset value, end of period	$16.10	$14.23	$18.70	$17.01	$16.14	$17.43
Total ReturnC,D,E	17.15%	(15.72)%	19.27%	10.73%	(2.57)%	5.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.83%H	1.81%	1.82%	1.83%	1.82%	1.83%
Expenses net of fee waivers, if any	1.83%H	1.81%	1.81%	1.83%	1.82%	1.83%
Expenses net of all reductions	1.82%H	1.80%	1.81%	1.83%	1.82%	1.82%
Net investment income (loss)	(.31)%H	(.56)%	(.45)%	(.52)%	(.70)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$116,221	$167,310	$239,688	$233,764	$252,140	$277,963
Portfolio turnover rateI	22%H	49%	37%	29%	27%	144%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.75	$21.57	$19.31	$18.11	$19.27	$21.16
Income from Investment Operations
Net investment income (loss)A	.07	.11	.13	.10	.07	.03
Net realized and unrealized gain (loss)	2.86	(3.16)	3.79	2.04	(.37)	1.14
Total from investment operations	2.93	(3.05)	3.92	2.14	(.30)	1.17
Distributions from net investment income	–	(.10)	(.12)	(.09)	(.03)	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)	(3.06)
Total distributions	(.54)	(1.77)	(1.66)	(.94)B	(.86)C	(3.06)
Net asset value, end of period	$19.14	$16.75	$21.57	$19.31	$18.11	$19.27
Total ReturnD,E	17.69%	(14.80)%	20.55%	11.90%	(1.52)%	6.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.76%	.76%	.77%	.77%	.85%
Expenses net of fee waivers, if any	.75%H	.76%	.76%	.77%	.77%	.85%
Expenses net of all reductions	.75%H	.75%	.76%	.77%	.77%	.85%
Net investment income (loss)	.77%H	.50%	.60%	.54%	.35%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$655,247	$926,420	$1,274,022	$909,724	$1,225,670	$1,324,447
Portfolio turnover rateI	22%H	49%	37%	29%	27%	144%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.94 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.842 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.74	$21.57	$19.31	$18.11	$19.27	$21.11
Income from Investment Operations
Net investment income (loss)A	.08	.13	.15	.12	.09	.07
Net realized and unrealized gain (loss)	2.87	(3.17)	3.80	2.05	(.36)	1.15
Total from investment operations	2.95	(3.04)	3.95	2.17	(.27)	1.22
Distributions from net investment income	–	(.13)	(.15)	(.12)	(.05)	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)	(3.06)
Total distributions	(.54)	(1.79)B	(1.69)	(.97)C	(.89)	(3.06)
Net asset value, end of period	$19.15	$16.74	$21.57	$19.31	$18.11	$19.27
Total ReturnD,E	17.82%	(14.74)%	20.71%	12.06%	(1.38)%	6.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.63%	.63%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.63%H	.63%	.63%	.64%	.64%	.64%
Expenses net of all reductions	.62%H	.62%	.63%	.63%	.64%	.63%
Net investment income (loss)	.89%H	.63%	.73%	.67%	.48%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$49,171	$46,490	$36,707	$19,724	$25,716	$23,384
Portfolio turnover rateI	22%H	49%	37%	29%	27%	144%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.79 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $1.665 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$452,704,558
Gross unrealized depreciation	(122,607,542)
Net unrealized appreciation (depreciation)	$330,097,016
Tax cost	$1,500,681,930

The Fund elected to defer to its next fiscal year approximately $251,305 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $200,994,933 and $634,700,892, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$802,763	$18,406
Class M	.25%	.25%	792,192	9,185
Class C	.75%	.25%	741,576	58,656
			$2,336,531	$86,247

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$55,171
Class M	9,226
Class C(a)	4,415
$68,812

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$680,204.21
Class M	314,085.20
Class C	179,753.24
Class I	704,794.17
Class Z	11,563.05
	$1,890,399

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,085 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,188 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $3,423,024. Total fees paid by the Fund to NFS, as lending agent, amounted to $153. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $176 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $63,508 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $738.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,350.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Class A	$18,321,108	$55,789,957
Class M	9,745,398	28,855,401
Class C	6,261,231	19,259,794
Class I	29,537,126	96,920,383
Class Z	1,525,345	4,422,106
Total	$65,390,208	$205,247,641

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Class A
Shares sold	4,681,096	3,435,307	$84,463,252	$71,425,481
Reinvestment of distributions	1,022,535	3,051,630	17,935,274	54,706,187
Shares redeemed	(3,562,017)	(6,566,093)	(64,129,760)	(133,913,706)
Net increase (decrease)	2,141,614	(79,156)	$38,268,766	$(7,782,038)
Class M
Shares sold	1,028,512	2,309,065	$17,958,501	$46,600,408
Reinvestment of distributions	565,394	1,634,682	9,639,962	28,557,814
Shares redeemed	(1,930,144)	(4,231,655)	(33,778,672)	(84,937,371)
Net increase (decrease)	(336,238)	(287,908)	$(6,180,209)	$(9,779,149)
Class C
Shares sold	287,276	986,756	$4,503,541	$18,067,536
Reinvestment of distributions	402,597	1,191,844	6,167,787	18,856,834
Shares redeemed	(5,225,257)	(3,239,435)	(82,296,588)	(58,387,760)
Net increase (decrease)	(4,535,384)	(1,060,835)	$(71,625,260)	$(21,463,390)
Class I
Shares sold	2,532,581	7,607,971	$46,594,207	$160,590,187
Reinvestment of distributions	1,570,828	5,040,694	28,494,824	93,219,876
Shares redeemed	(25,197,490)	(16,391,129)	(474,401,685)	(338,552,290)
Net increase (decrease)	(21,094,081)	(3,742,464)	$(399,312,654)	$(84,742,227)
Class Z
Shares sold	442,993	3,958,120	$8,197,936	$86,844,402
Reinvestment of distributions	76,080	221,897	1,380,083	4,067,025
Shares redeemed	(728,892)	(3,105,093)	(13,679,983)	(62,911,294)
Net increase (decrease)	(209,819)	1,074,924	$(4,101,964)	$28,000,133

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	1.04%
Actual		$1,000.00	$1,176.00	$5.61
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class M	1.28%
Actual		$1,000.00	$1,174.40	$6.90
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class C	1.83%
Actual		$1,000.00	$1,171.50	$9.85
Hypothetical-C		$1,000.00	$1,015.72	$9.15
Class I	.75%
Actual		$1,000.00	$1,176.90	$4.05
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class Z	.63%
Actual		$1,000.00	$1,178.20	$3.40
Hypothetical-C		$1,000.00	$1,021.67	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mid Cap II Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Mid Cap II Fund

2018 Total Return % vs. Morningstar Mid-Cap Blend and S&P MidCap 400:

75% beaten
25% beaten
Benchmark
Class I
Class C
16.00
14.00
12.00
10.00
8.00
6.00
14.04
13.50
12.84
13.21
7.88
1 Year
40.0
35.0
30.0
25.0
20.0
15.0
36.4
30.1
26.0
33.0
19.2
3 Year
90.0
80.0
70.0
60.0
50.0
81.7
76.1
67.3
76.5
53.5
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	77%	55%	61%
Class C	61%	45%	44%
Class I	80%	58%	68%
Class M	74%	53%	54%
Class Z	82%	59%	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Mid Cap II Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMP-SANN-0819
1.818374.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019